Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies.
Commitments and contingencies

30.  Commitments and contingencies

(a)  Operating lease commitments

The operating lease commitments as of December 31, 2023 amounting to US$1,810 mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use assets and lease liabilities.

(b)  Capital commitments

As of December 31, 2022 and 2023, the Group had outstanding capital commitments totaling to US$143,471 and US$244,917, which consisted of capital expenditures related to properties and additional investments in equity investments, respectively.

(c)  Litigation

The Company and certain of its current and former officers and directors were named as defendants in a federal putative securities class action filed in November 2021 alleging that they made material misstatements and omissions in documents filed with the SEC regarding certain of the allegations contained in a short seller report. On March 9, 2022, the court granted the defendants’ motion to dismiss and dismissed the operative complaint in its entirety with prejudice. On April 8, 2022, the co-lead plaintiffs filed a notice of appeal. The court heard oral arguments on April 21, 2023. The appellate court affirmed the district court’s decision on May 9, 2023 and issued the formal mandate on May 31, 2023. This class action is resolved.

30.  Commitments and contingencies (continued)

(c)  Litigation (continued)

In addition to the above, from time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows.